Document and Entity Information (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Mar. 29, 2012	Jun. 30, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	MACKINAC FINANCIAL CORP /MI/
Entity Central Index Key	0000036506
Document Type	10-K
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 9,511
Entity Common Stock, Shares Outstanding		3,419,736

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and due from banks	$ 20,071	$ 22,719
Federal funds sold	13,999	12,000
Cash and cash equivalents	34,070	34,719
Interest-bearing deposits in other financial institutions	10	713
Securities available for sale	38,727	33,860
Federal Home Loan Bank stock	3,060	3,423
Loans:
Commercial	311,215	297,047
Mortgage	83,106	80,756
Installment	6,925	5,283
Total Loans	401,246	383,086
Allowance for loan losses	(5,251)	(6,613)
Net loans	395,995	376,473
Premises and equipment	9,627	9,660
Other real estate held for sale	3,162	5,562
Deferred tax asset	8,427	9,028
Other assets	5,233	5,258
TOTAL ASSETS	498,311	478,696
Liabilities:
Non-interest-bearing deposits	51,273	41,264
Interest-bearing deposits:
NOW, Money Market, Checking	152,563	134,703
Savings	14,203	17,670
CDs less than $100,000	130,685	96,977
CDs more than $100,000	23,229	22,698
Brokered	32,836	73,467
Total deposits	404,789	386,779
Borrowings	35,997	36,069
Other liabilities	2,262	1,966
Total liabilities	443,048	424,814
Shareholders' equity:
Preferred stock - No par value: Authorized 500,000 shares, 11,000 shares issued and outstanding	10,921	10,706
Common stock and additional paid in capital - No par value Authorized - 18,000,000 shares Issued and outstanding - 3,419,736 shares	43,525	43,525
Retained earnings (deficit)	492	(961)
Accumulated other comprehensive income	325	612
Total shareholders' equity	55,263	53,882
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 498,311	$ 478,696

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Preferred stock, par value
Preferred stock, shares authorized	500,000	500,000
Preferred stock, shares issued	11,000	11,000
Preferred stock, shares outstanding	11,000	11,000
Common stock, par value
Common stock, shares authorized	18,000,000	18,000,000
Common stock, shares issued	3,419,736	3,419,736
Common stock, shares outstanding	3,419,736	3,419,736

Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest and fees on loans:
Taxable	$ 21,627	$ 21,091	$ 20,521
Tax-exempt	147	188	292
Interest on securities:
Taxable	1,162	1,406	2,783
Tax-exempt	28	28	19
Other interest income	108	127	93
Total interest income	23,072	22,840	23,708
INTEREST EXPENSE:
Deposits	4,530	5,607	6,431
Borrowings	613	848	990
Total interest expense	5,143	6,455	7,421
Net interest income	17,929	16,385	16,287
Provision for loan losses	2,300	6,500	3,700
Net interest income after provision for loan losses	15,629	9,885	12,587
OTHER INCOME:
Deposit service fees	832	990	1,023
Net security gains (losses)	(1)	215	1,471
Income from loans sold	2,200	1,407	830
Mortgage servicing rights	400
Other	225	183	1,427
Total other income	3,656	2,795	4,751
OTHER EXPENSES:
Salaries and employee benefits	7,275	6,918	6,583
Occupancy	1,376	1,313	1,385
Furniture and equipment	827	806	805
Data processing	761	740	862
Professional service fees	756	627	603
Loan and deposit	1,137	910	792
Writedowns and losses on other real estate held for sale	1,137	2,753	208
FDIC Insurance Assessment	849	957	839
Telephone	215	193	187
Advertising	351	297	322
Other	1,285	1,084	1,216
Total other expenses	15,969	16,598	13,802
Income (loss) before provision for (benefit of) income taxes	3,316	(3,918)	3,536
Provision for (benefit of) income taxes	1,098	(3,500)	1,120
NET INCOME(LOSS)	2,218	(418)	2,416
Preferred dividend and accretion of discount	766	742	509
NET INCOME(LOSS) AVAILABLE TO COMMON SHAREHOLDERS	$ 1,452	$ (1,160)	$ 1,907
INCOME(LOSS) PER COMMON SHARE
Basic	$ 0.42	$ (0.34)	$ 0.56
Diluted	$ 0.41	$ (0.34)	$ 0.56

Consolidated Statements of Changes in Shareholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total USD ($)	Shares of Common Stock	Preferred Stock Series A USD ($)	Common Stock and Additional Paid in Capital USD ($)	Retained Earnings (Accumulated Deficit) USD ($)	Accumulated Other Comprehensive Income USD ($)
Balance at Dec. 31, 2008	$ 41,552		$ 0	$ 42,815	$ (1,708)	$ 445
Balance, shares at Dec. 31, 2008		3,419,736
Net income (loss)	2,416				2,416
Other comprehensive income (loss):
Net unrealized income on securities available for sale	648					648
Total comprehensive income (loss)	3,064
Stock option compensation	60			60
Dividend on preferred stock	(377)				(377)
Accretion of preferred stock discount			132		(132)
Issuance of preferred stock, 11,000 shares	10,382		10,382
Issuance of common stock warrants	618			618
Balance at Dec. 31, 2009	55,299		10,514	43,493	199	1,093
Balance, shares at Dec. 31, 2009		3,419,736
Net income (loss)	(418)				(418)
Other comprehensive income (loss):
Net unrealized income on securities available for sale	(481)					(481)
Total comprehensive income (loss)	(899)
Stock option compensation	32			32
Dividend on preferred stock	(550)				(550)
Accretion of preferred stock discount			192		(192)
Balance at Dec. 31, 2010	53,882		10,706	43,525	(961)	612
Balance, shares at Dec. 31, 2010		3,419,736
Net income (loss)	2,218				2,218
Other comprehensive income (loss):
Net unrealized income on securities available for sale	(287)					(287)
Total comprehensive income (loss)	1,931
Dividend on preferred stock	(551)				(551)
Accretion of preferred stock discount			215		(215)
Other	1				1
Balance at Dec. 31, 2011	$ 55,263		$ 10,921	$ 43,525	$ 492	$ 325
Balance, shares at Dec. 31, 2011		3,419,736

Consolidated Statements of Changes in Shareholders' Equity (Parenthetical)	12 Months Ended
Dec. 31, 2009
Issuance of preferred stock, shares	11,000
Preferred Stock Series A
Issuance of preferred stock, shares	11,000

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash Flows from Operating Activities:
Net income (loss)	$ 2,218	$ (418)	$ 2,416
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	1,419	1,643	2,027
Provision for loan losses	2,300	6,500	3,700
Provision for (benefit of) income taxes	1,098	(3,500)	1,120
(Gain) loss on sales/calls of securities available for sale	(1)	(215)	(1,471)
(Gain) loss on sale of secondary market loans	(477)	(445)	(224)
Origination of secondary market loans held for sale	(38,971)	(36,678)	(21,722)
Proceeds from secondary market loans held for sale	33,048	37,217	22,039
Mortgage servicing rights	(400)
(Gain) on sales of branch offices			(1,208)
Loss on sale of premises, equipment, and other real estate held for sale	282	48	23
Writedown of other real estate held for sale	855	2,703	187
Stock option compensation		32	60
Change in other assets	211	13,174	(15,626)
Change in other liabilities	296	(583)	(22)
Net cash (used in) provided by operating activities	1,878	19,478	(8,701)
Cash Flows from Investing Activities:
Net (increase) in loans	(19,749)	(9,355)	(21,218)
Net (increase) decrease in interest-bearing deposits in other financial institutions	703	(35)	(96)
Purchase of securities available for sale	(21,260)	(5,000)	(50,113)
Proceeds from maturities, sales, calls or paydowns of securities available for sale	15,607	16,788	52,742
Capital expenditures	(1,034)	(606)	(679)
Proceeds from sale of premises, equipment, and other real estate	5,456	2,876	581
Redemption of FHLB stock	363	371
Net cash paid in connection with branch sales			(28,578)
Net cash provided by (used in) investing activities	(19,914)	5,039	(47,361)
Cash Flows from Financing Activities:
Net increase (decrease) in deposits	18,010	(34,610)	80,760
Issuance of Series A Preferred Stock and common stock warrants			11,000
Dividend on preferred stock	(551)	(550)	(307)
Principal payments on borrowings	(72)	(71)	(70)
Net cash provided by (used in) financing activities	17,387	(35,231)	91,383
Net increase (decrease) in cash and cash equivalents	(649)	(10,714)	35,321
Cash and cash equivalents at beginning of period	34,719	45,433	10,112
Cash and cash equivalents at end of period	34,070	34,719	45,433
Cash paid during the year for:
Interest	4,664	6,548	7,584
Income taxes	75	75	90
Noncash Investing and Financing Activities:
Transfers of Foreclosures from Loans to Other Real Estate Held for Sale (net of adjustments made through the allowance for loan losses)	4,194	5,373	4,879
Assets and Liabilities Divested in Branch Sales:
Loans			31
Premises and equipment			651
Deposits			$ 29,260

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 1 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accounting policies of Mackinac Financial Corporation (the “Corporation”) and Subsidiaries conform to accounting principles generally accepted in the United States and prevailing practices within the banking industry. Significant accounting policies are summarized below.

Principles of Consolidation

The consolidated financial statements include the accounts of the Corporation and its wholly owned subsidiaries, mBank (the “Bank”) and other minor subsidiaries, after elimination of intercompany transactions and accounts.

Nature of Operations

The Corporation’s and the Bank’s revenues and assets are derived primarily from banking activities. The Bank’s primary market area is the Upper Peninsula, the northern portion of the Lower Peninsula of Michigan, and Oakland County in Lower Michigan. The Bank provides to its customers commercial, real estate, agricultural, and consumer loans, as well as a variety of traditional deposit products. A portion, approximately 1.7%, of the Bank’s commercial loan portfolio consists of leases to commercial and governmental entities, which are secured by various types of equipment. These leases are dispersed geographically throughout the country. Less than 1.0% of the Corporation’s business activity is with Canadian customers and denominated in Canadian dollars.

While the Corporation’s chief decision makers monitor the revenue streams of the various Corporation products and services, operations are managed and financial performance is evaluated on a Corporation-wide basis. Accordingly, all of the Corporation’s banking operations are considered by management to be aggregated in one reportable operating segment.

Use of Estimates in Preparation of Financial Statements

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.

Material estimates that are particularly susceptible to significant change in the near term relate to the determination of the allowance for loan losses, the valuation of investment securities, the valuation of foreclosed real estate, deferred tax assets, and mortgage servicing rights.

Cash and Cash Equivalents

For purposes of reporting cash flows, cash and cash equivalents include cash on hand, noninterest-bearing deposits in correspondent banks, and federal funds sold. Generally, federal funds are purchased and sold for one-day periods.

Securities

The Corporation’s securities are classified and accounted for as securities available for sale. These securities are stated at fair value. Premiums and discounts are recognized in interest income using the interest method over the period to maturity. Unrealized holding gains and losses on securities available for sale are reported as accumulated other comprehensive income within shareholders’ equity until realized. When it is determined that securities or other investments are impaired and the impairment is other than temporary, an impairment loss is recognized in earnings and a new basis in the affected security is established. Gains and losses on the sale of securities are recorded on the trade date and determined using the specific-identification method.

Federal Home Loan Bank Stock

As a member of the Federal Home Loan Bank (FHLB) system, the Bank is required to hold stock in the FHLB based on the anticipated level of borrowings to be advanced. This stock is recorded at cost, which approximates fair value. Transfer of the stock is substantially restricted.

Interest Income and Fees on Loans

Interest income on loans is reported on the level-yield method and includes amortization of deferred loan fees and costs over the loan term. Net loan commitment fees or costs for commitment periods greater than one year are deferred and amortized into fee income or other expense on a straight-line basis over the commitment period. The accrual of interest on loans is discontinued when, in the opinion of management, it is probable that the borrower may be unable to meet payments as they become due as well as when required by regulatory provisions. Upon such discontinuance, all unpaid accrued interest is reversed. Loans are returned to accrual status when all principal and interest amounts contractually due are brought current and future payments are reasonably assured. Interest income on impaired and nonaccrual loans is recorded on a cash basis.

Mortgage Servicing Rights

Servicing assets are recognized as separate assets when rights are acquired through purchase or through sale of financial assets. Capitalized servicing rights are reported in other assets and are amortized into noninterest income in proportion to, and over the period of, the estimated future net servicing income of the underlying financial assets. Servicing assets are evaluated for impairment based on the fair value of the rights compared to amortized cost. Impairment is determined by using prices for similar assets with similar characteristics, such as interest rates and terms. Fair value is determined by using prices for similar assets with similar characteristics, when available, or based on discounted cash flows using market-based assumptions. Impairment is recognized through a valuation allowance for an individual stratum, to the extent that fair value is less than the capitalized amount for the stratum.

Allowance for Loan Losses

The allowance for loan losses includes specific allowances related to commercial loans which have been judged to be impaired. A loan is impaired when, based on current information, it is probable that the Corporation will not collect all amounts due in accordance with the contractual terms of the loan agreement. These specific allowances are based on discounted cash flows of expected future payments using the loan’s initial effective interest rate or the fair value of the collateral if the loan is collateral dependent.

The Corporation also has a general allowance for loan losses for loans not considered impaired. The allowance for loan losses is maintained at a level which management believes is adequate to provide for probable loan losses. Management periodically evaluates the adequacy of the allowance using the Corporation’s past loan loss experience, known and inherent risks in the portfolio, composition of the portfolio, current economic conditions, and other factors. The allowance does not include the effects of expected losses related to future events or future changes in economic conditions. This evaluation is inherently subjective since it requires material estimates that may be susceptible to significant change. Loans are charged against the allowance for loan losses when management believes the collectability of the principal is unlikely. In addition, various regulatory agencies periodically review the allowance for loan losses. These agencies may require additions to the allowance for loan losses based on their judgments of collectability.

In management’s opinion, the allowance for loan losses is adequate to cover probable losses relating to specifically identified loans, as well as probable losses inherent in the balance of the loan portfolio as of the balance sheet date.

Other Real Estate Held for Sale

Other real estate held for sale consists of assets acquired through, or in lieu of, foreclosure and other long-lived assets to be disposed of by sale, whether previously held and used or newly acquired. Other real estate held for sale is initially recorded at the lower of cost or fair value, less costs to sell, establishing a new cost basis. Valuations are periodically performed by management, and the assets’ carrying values are adjusted to the lower of cost basis or fair value less costs to sell. Impairment losses are recognized for any initial or subsequent write-downs. Net revenue and expenses from operations of other real estate held for sale are included in other expense.

Premises and Equipment

Premises and equipment are stated at cost less accumulated depreciation. Maintenance and repair costs are charged to expense as incurred. Gains or losses on disposition of premises and equipment are reflected in income. Depreciation is computed on the straight-line method over the estimated useful lives of the assets.

Stock Option Plans

The Corporation sponsors three stock option plans. One plan was approved during 2000 and applies to officers, employees, and nonemployee directors. This plan was amended as a part of the December 2004 stock offering and recapitalization. The amendment, approved by shareholders, increased the shares available under this plan by 428,587 shares from the original 25,000 (adjusted for the 1:20 reverse stock split), to a total authorized share balance of 453,587. The other two plans, one for officers and employees and the other for nonemployee directors, were approved in 1997. A total of 30,000 shares (adjusted for the 1:20 split), were made available for grant under these plans. Options under all of the plans are granted at the discretion of a committee of the Corporation’s Board of Directors. Options to purchase shares of the Corporation’s stock were granted at a price equal to the market price of the stock at the date of grant. The committee determined the vesting of the options when they were granted as established under the plan. No new options may be issued under the plans.

Comprehensive Income (Loss)

Comprehensive income (loss) consists of net income (loss) and other comprehensive income (loss). Other comprehensive income (loss) is composed of unrealized gains and losses on securities available for sale, net of tax.

Earnings per Common Share

Earnings per share are based upon the weighted average number of shares outstanding. The issuance of shares as a result of stock options and common stock warrants issued under the TARP Capital Purchase Program had minimal dilutive effect, $.01 per share, on earnings for the year ended December 31, 2011, and no dilutive effect on earnings for the years ended December 31, 2010 and 2009.

The following shows the computation of basic and diluted earnings per share for the year ended December 31, 2011 and 2010 (dollars in thousands, except per share data):

	Year Ended December 31,
	2011	2010	2009
Net income (loss)	$2,218	$(418)	$2,416
Preferred stock dividends and accretion of discount	766	742	509

Net income (loss) available to common shareholders	$1,452	$(1,160)	$1,907

Weighted average shares outstanding	3,419,736	3,419,736	3,419,736
Effect of dilutive stock options and common stock warrants outstanding	80,468	60,161	—

Diluted weighted average shares outstanding	3,500,204	3,479,897	3,419,736

Income (loss) per common share:
Basic	$.42	$(.34)	$.56
Diluted	$.41	$(.34)	$.56

The effect of dilutive common stock warrants is not taken into account when calculating the loss per share in 2010, since it would be anti-dilutive.

Income Taxes

Deferred income taxes have been provided under the liability method. Deferred tax assets and liabilities are determined based upon the difference between the financial statement and tax bases of assets and liabilities as measured by the enacted tax rates which will be in effect when these differences are expected to reverse. Deferred tax expense (benefit) is the result of changes in the deferred tax asset and liability. A valuation allowance is provided against deferred tax assets when it is more likely than not that some or all of the deferred asset will not be realized.

Off-Balance-Sheet Financial Instruments

In the ordinary course of business, the Corporation has entered into off-balance-sheet financial instruments consisting of commitments to extend credit, commitments under credit card arrangements, commercial letters of credit, and standby letters of credit. For letters of credit, the Corporation recognizes a liability for the fair market value of the obligations it assumes under that guarantee.

Recent Developments

In June 2011, the FASB issued ASU No. 2011-05 “Presentation of Comprehensive Income.” This standard requires an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but continuous statements. This standard eliminates the option to present the components of other comprehensive income as part of the statement of equity. This standard is effective for fiscal years and interim periods with those years beginning after December 15, 2011. The implementation of this standard will only change the presentation of comprehensive income; it will not have an impact on the Corporation’s financial position or results of operations. In December 2011, the FASB issued ASU No. 2011-12. This standard defers the requirement to present reclassification adjustments for each component of other comprehensive income in both net income and other comprehensive income on the face of the financial statements.

In May 2011, the FASB issued ASU No. 2011-03, Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements. The ASU is intended to improve financial reporting of repurchase agreements (“repos”) and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The amendments to the Codification in this ASU are intended to improve the accounting for these transactions by removing them from the assessment of effective control the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets. The guidance in the ASU is effective for the first interim or annual period beginning on or after December 15, 2011. The provisions of this guidance did not have a significant impact on the Corporation’s consolidated financial condition, results of operation or liquidity.

The FASB has issued ASU No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. This ASU represents the converged guidance of the FASB and the IASB (the Boards) on fair value measurement. The collective efforts of the Boards and their staffs, reflected in ASU No. 2011-04, have resulted in common requirements for measuring fair value and for disclosing information about fair value measurements, including a consistent meaning of the term “fair value.” The Boards have concluded the common requirements will result in greater comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRSs. The amendments to the Codification in this ASU are to be applied prospectively. For public entities, the amendments are effective during interim and annual periods beginning after December 15, 2011. The impact of adoption of this ASU did not have a significant impact on the Corporation’s consolidated financial condition, results of operation or liquidity.

Reclassifications

Certain amounts in the 2010 and 2009 consolidated financial statements have been reclassified to conform to the 2011 presentation.

Restrictions On Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2011
Restrictions On Cash and Cash Equivalents [Abstract]
RESTRICTIONS ON CASH AND CASH EQUIVALENTS

NOTE 2 – RESTRICTIONS ON CASH AND CASH EQUIVALENTS

Cash and cash equivalents in the amount of $3.748 million were restricted on December 31, 2011 to meet the reserve requirements of the Federal Reserve System.

In the normal course of business, the Corporation maintains cash and due from bank balances with correspondent banks. Balances in these accounts may exceed the Federal Deposit Insurance Corporation’s insured limit of $250,000.

Management believes that these financial institutions have strong credit ratings and the credit risk related to these deposits is minimal.

Securities Available For Sale	12 Months Ended
Dec. 31, 2011
Securities Available For Sale [Abstract]
SECURITIES AVAILABLE FOR SALE

NOTE 3 – SECURITIES AVAILABLE FOR SALE

The carrying value and estimated fair value of securities available for sale are as follows (dollars in thousands):

	Amortized Cost	Unrealized Gains	Unrealized Losses	Estimated Fair Value
December 31, 2011

US Agencies - MBS	$11,111	$387	$—	$11,498
US Agencies	10,407	168	—	10,575
Corporate	8,314	—	(136)	8,178
Obligations of states and political subdivisions	5,448	110	(2)	5,556
Other asset backed	2,954	—	(34)	2,920

Total securities available for sale	$38,234	$665	$(172)	$38,727

December 31, 2010

US Agencies - MBS	$26,787	$923	$—	$27,710
US Agencies	5,000	—	(27)	4,973
Obligations of states and political subdivisions	1,146	35	(4)	1,177

Total securities available for sale	$32,933	$958	$(31)	$33,860

At December 31, 2011 and 2010, the mortgage backed securities portfolio was $11.498 million (29.69%) and $27.710 million (81.84%), respectively, of the securities portfolio. At December 31, 2011, the entire mortgage backed securities portfolio consisted of securities issued and guaranteed by either the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC); United States government-sponsored agencies. Other asset backed securities are collateralized with government guaranteed student loans.

Following is information pertaining to securities with gross unrealized losses at December 31, 2011 and 2010 aggregated by investment category and length of time these individual securities have been in a loss position (dollars in thousands):

	Less Than Twelve Months		Over Twelve Months
	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value
December 31, 2011

US Agencies - MBS	$—	$2,920	$—	$—
Obligations of states and political subdivisions	—	—	(2)	250
Corporate	(136)	8,178	—	—

Total securities available for sale	$(136)	$11,098	$(2)	$250

December 31, 2010

US Agencies - MBS	$(27)	$4,973	—	—
Obligations of states and political subdivisions	(4)	325	—	—

Total securities available for sale	$(31)	$5,298	$—	$—

There were three securities in an unrealized loss position in 2011 and two in 2010. The gross unrealized losses in the current portfolio are considered temporary in nature and related to interest rate fluctuations. The Corporation has both the ability and intent to hold the investment securities until their respective maturities and therefore does not anticipate the realization of the temporary losses.

Following is a summary of the proceeds from sales and calls of securities available for sale, as well as gross gains and losses for the years ended December 31 (dollars in thousands):

	2011	2010	2009
Proceeds from sales and calls	$76	$8,302	$44,611
Gross gains on sales	—	216	1,472
Gross (losses) on sales and calls	(1)	(1)	(1)

The carrying value and estimated fair value of securities available for sale at December 31, 2011, by contractual maturity, are shown below (dollars in thousands):

	Amortized Cost	Estimated Fair Value
Due in one year or less	$2,580	$2,550
Due after one year through five years	17,193	17,294
Due after five years through ten years	10	10
Due after ten years	4,386	4,455

Subtotal	24,169	24,309
US Agencies - MBS	14,065	14,418

Total	$38,234	$38,727

Contractual maturities may differ from expected maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties. See Note 9 for information on securities pledged to secure borrowings from the Federal Home Loan Bank.

Loans	12 Months Ended
Dec. 31, 2011
Loans [Abstract]
LOANS

NOTE 4 - LOANS

The composition of loans at December 31 is as follows (dollars in thousands):

	2011	2010
Commercial real estate	$199,201	$194,859
Commercial, financial, and agricultural	92,269	68,858
One to four family residential real estate	77,332	75,074
Construction :
Consumer	5,774	5,682
Commerical	19,745	33,330
Consumer	6,925	5,283

Total loans	$401,246	$383,086

An analysis of the allowance for loan losses for the years ended December 31 is as follows (dollars in thousands):

	2011	2010	2009
Balance, January 1	$6,613	$5,225	$4,277
Recoveries on loans previously charged off	138	374	66
Loans charged off	(3,800)	(5,486)	(2,818)
Provision	2,300	6,500	3,700

Balance, December 31	$5,251	$6,613	$5,225

In 2011, net charge off activity was $3.662 million, or .94% of average loans outstanding compared to net charge-offs of $5.112 million, or 1.33% of average loans, in the same period in 2010 and $2.752 million, or .73% of average loans, in 2009. During 2011, a provision of $2.300 million was made to increase the reserve. This provision was made in accordance with the Corporation’s allowance for loan loss reserve policy, which calls for a measurement of the adequacy of the reserve at each quarter end. This process includes an analysis of the loan portfolio to take into account increases in loans outstanding and portfolio composition, historical loss rates, and specific reserve requirements of nonperforming loans.

A breakdown of the allowance for loan losses and recorded balances in loans at December 31, 2011 is as follows (dollars in thousands):

	Commercial real estate	Commercial, financial and agricultural	Commercial construction	One to four family residential real estate	Consumer construction	Consumer	Unallocated	Total
Allowance for loan loss reserve:
Beginning balance ALLR	$3,460	$1,018	$389	$1,622	$—	$—	$124	$6,613
Charge-offs	(2,267)	(579)	(412)	(490)	—	(52)	—	(3,800)
Recoveries	32	21	75	1	—	9	—	138
Provision	1,598	619	155	(19)	—	43	(96)	2,300

Ending balance ALLR	$2,823	$1,079	$207	$1,114	$—	$—	$28	$5,251

Loans:
Ending balance	$199,201	$92,269	$19,745	$77,332	$5,774	$6,925	$—	$401,246
Ending balance ALLR	(2,823)	(1,079)	(207)	(1,114)	—	—	(28)	(5,251)

Net loans	$196,378	$91,190	$19,538	$76,218	$5,774	$6,925	$(28)	$395,995

Ending balance ALLR:
Individually evaluated	$926	$160	$—	$114	$—	$—	$—	$1,200
Collectively evaluated	1,897	919	207	1,000	—	—	28	4,051

Total	$2,823	$1,079	$207	$1,114	$—	$—	$28	$5,251

Ending balance Loans:
Individually evaluated	$13,628	$1,707	$—	$1,930	$—	$—	$—	$17,265
Collectively evaluated	185,573	90,562	19,745	75,402	5,774	6,925	—	383,981

Total	$199,201	$92,269	$19,745	$77,332	$5,774	$6,925	$—	$401,246

Impaired loans, by definition, are individually evaluated.

A breakdown of the allowance for loan losses, the activity for the period, and recorded balances in loans for the year ended December 31, 2010 is as follows (dollars in thousands):

	Commercial real estate	Commercial financial and agricultural	Commercial, construction	One to four family residential real estate	Consumer construction	Consumer	Unallocated	Total
Allowance for loan loss reserve:
Beginning balance ALLR	$3,284	$1,135	$386	$23	$—	$13	$384	$5,225
Charge-offs	(2,426)	(1,804)	(720)	(416)	—	(9)	(111)	(5,486)
Recoveries	18	260	67	—	—	15	14	374
Provision	2,584	1,427	656	2,015	—	(19)	(163)	6,500

Ending balance ALLR	$3,460	$1,018	$389	$1,622	$—	$—	$124	$6,613

Loans:
Ending balance	$194,859	$68,858	$33,330	$75,074	$5,682	$5,283	$—	$383,086
Ending balance ALLR	(3,460)	(1,018)	(389)	(1,622)	—	—	(124)	(6,613)

Net loans	$191,399	$67,840	$32,941	$73,452	$5,682	$5,283	$(124)	$376,473

Ending balance ALLR:
Individually evaluated	$1,601	$330	$39	$696	$—	$—	$—	$2,666
Collectively evaluated	1,859	688	350	926	—	—	124	3,947

Total	$3,460	$1,018	$389	$1,622	$—	$—	$124	$6,613

Ending balance Loans:
Individually evaluated	$18,610	$2,696	$2,437	$5,238	$—	$—	$—	$28,981
Collectively evaluated	176,249	66,162	30,893	69,836	5,682	5,283	—	354,105

Total	$194,859	$68,858	$33,330	$75,074	$5,682	$5,283	$—	$383,086

Impaired loans, by definition, are individually evaluated.

As part of the management of the loan portfolio, risk ratings are assigned to all commercial loans. Through the loan review process, ratings are modified as believed to be appropriate to reflect changes in the credit. Our ability to manage credit risk depends in large part on our ability to properly identify and manage problem loans. To do so, we operate a credit risk rating system under which our credit management personnel assign a credit risk rating to each loan at the time of origination and review loans on a regular basis to determine each loan’s credit risk rating on a scale of 1 through 8, with higher scores indicating higher risk. The credit risk rating structure used is shown below.

In the context of the credit risk rating structure, the term Classified is defined as a problem loan which may or may not be in a nonaccrual status, dependent upon current payment status and collectability.

Excellent (1)

Borrower is not vulnerable to sudden economic or technological changes and is in a non-seasonal business or industry. These loans generally would be characterized by having good experienced management and a strong liquidity position with minimal leverage.

Good (2)

Borrower shows limited vulnerability to sudden economic change with modest seasonal effect. Borrower has “above average” financial statements and an acceptable repayment history with minimal leverage and a profitability that exceeds peers.

Average (3)

Generally, a borrower rated as average may be susceptible to unfavorable changes in the economy and somewhat affected by seasonal factors. Some product lines may be affected by technological change. Borrowers in this category exhibit stable earnings, with a satisfactory payment history.

Acceptable (4)

The loan is an otherwise acceptable credit that warrants a higher level of administration due to various underlying weaknesses. These weaknesses, however, have not and may never deteriorate to the point of a Special Mention rating or Classified status. This rating category may include new businesses not yet having established a firm performance record.

Special Mention (5)

The loan is not considered as a Classified status, however may exhibit material weaknesses that, if not corrected, may cause future problems. Borrowers in this category warrant special attention but have not yet reached the point of concern for loss. The borrower may have deteriorated to the point that they would have difficulty refinancing elsewhere. Similarly, purchasers of these businesses would not be eligible for bank financing unless they represent a significantly lessened credit risk.

Substandard (6)

The loan is Classified and exhibits a number of well-defined weaknesses that jeopardize normal repayment. The assets are no longer adequately protected due to declining net worth, lack of earning capacity or insufficient collateral offering the distinct possibility of the loss of a portion of the loan principal. Loans within this category clearly represent troubled and deteriorating credit situations requiring constant supervision and an action plan must be developed and approved by the appropriate officers to mitigate the risk.

Doubtful (7)

Loans in this category exhibit the same weaknesses used to describe the substandard credit; however, the traits are more pronounced. Loans are frozen with collection improbable. Such loans are not yet rated as Charge-off because certain actions may yet occur which would salvage the loan.

Charge-off/Loss (8)

Loans in this category are largely uncollectible and should be charged against the loan loss reserve immediately.

General Reserves:

For loans with a credit risk rating of 5 or better and any loans with a risk rating of 6 or 7 with no specific reserve, reserves are established based on the type of loan collateral, if any, and the assigned credit risk rating. Determination of the allowance is inherently subjective as it requires significant estimates, including the amounts and timing of expected future cash flows on impaired loans, estimated losses on pools of homogenous loans based on historical loss experience, and consideration of current environmental factors and economic trends, all of which may be susceptible to significant change.

Using a historical average loss by loan type as a base, each loan graded as higher risk is assigned a specific percentage. Within the commercial loan portfolio, the historical loss rates are used for specific industries such as hospitality, gaming, petroleum, and forestry. The residential real estate and consumer loan portfolios are assigned a loss percentage as a homogenous group. If, however, on an individual loan the projected loss based on collateral value and payment histories are in excess of the computed allowance, the allocation is increased for the higher anticipated loss. These computations provide the basis for the allowance for loan losses as recorded by the Corporation. In 2011 and 2010, commercial construction loans of $3.694 million and $3.566 million, respectively, did not receive a specific risk rating. These amounts represent loans made for land development and unimproved land purchases.

Below is a breakdown of loans by risk category as of December 31, 2011 (dollars in thousands):

	(1) Excellent	(2) Good	(3) Average	(4) Acceptable	(5) Sp. Mention	(6) Substandard	(7) Doubtful	Rating Unassigned	Total
Commercial real estate	$3,083	$16,946	$47,154	$118,259	$5,198	$7,642	$919	$—	$199,201
Commercial, financial and agricultural	4,416	7,875	17,738	60,498	201	1,541	—	—	92,269
Commercial construction	209	552	4,542	10,415	313	20	—	3,694	19,745
One-to-four family residential real estate	—	—	3,359	5,910	2,023	—	—	66,040	77,332
Consumer construction	—	—	—	—	—	—	—	5,774	5,774
Consumer	—	—	105	599	—	—	—	6,221	6,925

Total loans	$7,708	$25,373	$72,898	$195,681	$7,735	$9,203	$919	$81,729	$401,246

Below is a breakdown of loans by risk category as of December 31, 2010 (dollars in thousands)

	(1) Excellent	(2) Good	(3) Average	(4) Acceptable	(5) Sp. Mention	(6) Substandard	(7) Doubtful	Rating Unassigned	Total
Commercial real estate	$4,745	$16,975	$44,408	$109,989	$3,789	$10,997	$3,956	$—	$194,859
Commercial, financial and agricultural	3,726	5,275	16,466	40,496	259	2,636	—	—	68,858
Commercial construction	—	579	4,416	22,280	1,921	568	—	3,566	33,330
One-to-four family residential real estate	33	3,589	3,146	4,271	1,464	3,941	—	58,630	75,074
Consumer construction	—	—	—	—	—	—	—	5,682	5,682
Consumer	—	—	34	368	—	—	—	4,881	5,283

Total loans	$8,504	$26,418	$68,470	$177,404	$7,433	$18,142	$3,956	$72,759	$383,086

Impaired Loans

Nonperforming loans are those which are contractually past due 90 days or more as to interest or principal payments, on nonaccrual status, or loans, the terms of which have been renegotiated to provide a reduction or deferral on interest or principal. The interest income recorded during impairment and that which would have been recognized were $.118 million and $.363 million for the year ended December 31, 2011. For the year ended December 31, 2010, the amounts were $.141 million and $.583 million.

The accrual of interest on loans is discontinued when, in management’s opinion, the borrower may be unable to meet payment obligations as they become due, as well as when required by regulatory provisions. When interest accrual is discontinued, all unpaid accrued interest is reversed. Interest income is subsequently recognized only to the extent cash payments are received in excess of principal due. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

Loans are considered impaired when, based on current information and events, it is probable the Corporation will be unable to collect all amounts due in accordance with the original contractual terms of the loan agreement, including scheduled principal and interest payments. Impairment is evaluated in total for smaller-balance loans of a similar nature and on an individual loans basis for other loans. If a loan is impaired, a specific valuation allowance is allocated, if necessary, so that the loan is reported net, at the present value of estimated future cash flows using the loan’s existing rate or at the fair value of collateral if repayment is expected solely from the collateral. Interest payments on impaired loans are typically applied to principal unless collectability of the principal amount is reasonably assured, in which case interest is recognized on a cash basis. Impaired loans, or portions thereof, are charged off when deemed uncollectible.

The following is a summary of impaired loans and their effect on interest income (dollars in thousands):

	Nonaccrual Basis	Accrual Basis	Average Investment	Related Valuation Reserve	Interest Income Recognized During Impairment	Interest Income on Accrual Basis
December 31, 2011

With no valuation reserve:
Commercial real estate	$1,313	$—	$2,519	$—	$66	$116
Commercial, financial and agricultural	16	—	542	—	29	35
Commercial construction	—	—	176	—	—	11
One to four family residential real estate	608	—	1,727	—	—	99
Consumer construction	—	—	4	—	—	—
Consumer	—	—	2	—	—	—

With a valuation reserve:
Commercial real estate	$1,049	$2,400	$807	$700	$20	$31
Commercial, financial and agricultural	1,095	—	282	173	—	14
Commercial construction	—	—	—	—	—	—
One to four family residential real estate	1,389	103	1,121	150	3	56
Consumer construction	20	—	9	4	—	1
Consumer	—	—	—	—	—	—

Total:
Commercial real estate	$2,362	$2,400	$3,326	$700	$86	$147
Commercial, financial and agricultural	1,111	—	824	173	29	49
Commercial construction	—	—	176	—	—	11
One to four family residential real estate	1,997	103	2,848	150	3	155
Consumer construction	20	—	13	4	—	1
Consumer	—	—	2	—	—	—

Total	$5,490	$2,503	$7,189	$1,027	$118	$363

December 31, 2010

With no valuation reserve:
Commercial real estate	$960	$—	$987	$—	$—	$71
Commercial, financial and agricultural	51	—	13	—	—	1
Commercial construction	458	—	1,186	—	11	33
One to four family residential real estate	362	105	237	—	1	13
Consumer construction	—	—	—	—	—	—
Consumer	—	—	—	—	—	—

With a valuation reserve:
Commercial real estate	$2,562	$4,537	$6,531	$1,258	$117	$306
Commercial, financial and agricultural	709	—	1,660	279	—	95
Commercial construction	—	—	—	—	—	21
One to four family residential real estate	767	—	730	230	12	39
Consumer construction	52	—	52	1	—	4
Consumer	—	—	—	—	—	—

Total:
Commercial real estate	$3,522	$4,537	$7,518	$1,258	$117	$377
Commercial, financial and agricultural	760	—	1,673	279	—	96
Commercial construction	458	—	1,186	—	11	54
One to four family residential real estate	1,129	105	967	230	13	52
Consumer construction	52	—	52	1	—	4
Consumer	—	—	—	—	—	—

Total	$5,921	$4,642	$11,396	$1,768	$141	$583

A summary of past due loans at December 31, 2011 is as follows (dollars in thousands):

	2011			2010
	30-89 days Past Due (accruing)	90+ days Past Due/ Nonaccrual	Total	30-89 days Past Due (accruing)	90+ days Past Due/ Nonaccrual	Total

Commercial real estate	$15	$2,362	$2,377	$19	$3,522	$3,541
Commercial, financial and agricultural	137	1,111	1,248	382	760	1,142
Commercial construction	—	20	20	—	458	458
One to four family residential real estate	188	1,997	2,185	923	1,129	2,052
Consumer construction	—	—	—	—	52	52
Consumer	14	—	14	20	—	20

Total past due loans	$354	$5,490	$5,844	$1,344	$5,921	$7,265

A roll-forward of nonaccrual activity during the year ended December 31, 2011 (dollars in thousands):

	Commercial Real Estate	Commercial, Financial and Agricultural	Commercial Construction	One to four family residential real estate	Consumer Construction	Consumer	Total

NONACCRUAL

Beginning balance	$3,522	$760	$458	$1,129	$52	$—	$5,921

Principal payments	(1,458)	(767)	(14)	(47)	—	—	(2,286)
Charge-offs	(1,950)	(557)	(62)	(601)	—	(27)	(3,197)
Advances	—	—	—	—	—	—	—
Class transfers	—	—	—	—	—	—	—
Transfers to OREO	(1,203)	(262)	(382)	(1,948)	(53)	—	(3,848)
Transfers to accruing	(892)	—	—	—	—	—	(892)
Transfers from accruing	4,301	1,938	—	3,273	20	27	9,559
Other	42	(1)	—	191	1	—	233

Ending balance	$2,362	$1,111	$—	$1,997	$20	$—	$5,490

A roll-forward of nonaccrual activity during the year ended December 31, 2010 (dollars in thousands):

	Commercial Real Estate	Commercial Financial and Agricultural	Commercial, Construction	One to four family residential real estate	Consumer Construction	Consumer	Total
NONACCRUAL

Beginning balance	$8,290	$2,646	$1,919	$1,461	$52	$—	$14,368

Principal payments	(5,323)	(1,095)	(86)	(35)	—	—	(6,539)
Charge-offs	(2,274)	(1,539)	(48)	(1,311)	—	—	(5,172)
Advances	245	—	—	—	—	—	245
Class transfers	—	—	—	—	—	—	—
Transfers to OREO	(4,501)	(150)	(1,361)	(368)	—	—	(6,380)
Transfers to accruing	(54)	(36)	—	—	—	—	(90)
Transfers from accruing	6,987	933	24	1,368	—	—	9,312
Other	152	1	10	14	—	—	177

Ending balance	$3,522	$760	$458	$1,129	$52	$—	$5,921

Troubled Debt Restructuring

Troubled debt restructurings (“TDR”) are determined on a loan-by-loan basis. Generally restructurings are related to interest rate reductions, loan term extensions and short term payment forbearance as means to maximize collectability of troubled credits. If a portion of the TDR loan is uncollectible (including forgiveness of principal), the uncollectible amount will be charged off against the allowance at the time of the restructuring. In general, a borrower must make at least six consecutive timely payments before the Corporation would consider a return of a restructured loan to accruing status in accordance with FDIC guidelines regarding restoration of credits to accrual status.

The Corporation has, in accordance with generally accepted accounting principles and per recently enacted accounting standard updates, evaluated all loan modifications to determine the fair value impact of the underlying asset. The carrying amount of the loan is compared to the expected payments to be received, discounted at the loan’s original rate, or for collateral dependent loans, to the fair value of the collateral.

The Corporation, at December 31, 2011, had loans totaling $2.503 million for which repayment terms were modified to the extent that they were deemed to be “restructured” loans. The $2.503 million is comprised of 2 loans, the largest of which had a December 31, 2011 balance of $2.400 million. This loan was modified to allow the suspension of principal payments for “over a 12-month period”. This suspension of principal payments on this loan with a 30-year amortization does not result in a significant change to the net present value of total principal and interest payments over the term of the note. This loan is deemed collateral dependent, and as such an evaluation of the underlying collateral and ability for repayment based upon cash flows was done. This evaluation resulted in an estimate of expected loss of principal. As of December 31, 2011, the Corporation established a $.650 million specific reserve on this loan.

A summary of troubled debt restructurings at December 31 is as follows (dollars in thousands):

	2011		2010
	Number of Modifications	Recorded Investment	Number of Modifications	Recorded Investment

Commercial real estate	1	$2,400	7	$4,537
Commercial, financial and agricultural	—	—	—	—
Commercial construction	—	—	—	—
One to four family residential real estate	1	103	1	105
Consumer construction	—	—	—	—
Consumer	—	—	—	—

Total troubled debt restructurings	2	$2,503	8	$4,642

A roll-forward of troubled debt restructuring during the year ended December 31, 2011 (dollars in thousands):

	Commercial Real Estate	Commercial, Financial and Agricultural	Commercial Construction	One to four family residential real estate	Consumer and Consumer Construction	Total

ACCRUING

Beginning balance	$4,537	$—	$—	$105	$—	$4,642

Principal payments	—	—	—	(2)	—	(2)
Charge-offs	—	—	—	—	—	—
Advances	—	—	—	—	—	—
New restructured	2,400	—	—	—	—	2,400
Transfers to performing	(582)	—	—	—	—	(582)
Transfers to nonaccrual	(3,955)	—	—	—	—	(3,955)

Ending balance	$2,400	$—	$—	$103	$—	$2,503

A roll-forward of troubled debt restructuring during the year ended December 31, 2010 (dollars in thousands):

	Commercial Real Estate	Commercial, Financial and Agricultural	Commercial Construction	One to four family residential real estate	Consumer and Consumer Construction	Total
ACCRUING

Beginning balance	$869	$—	$—	$—	$—	$869

Principal payments	(48)	—	(2)	—	—	(50)
Charge-offs	—	—	(632)	—	—	(632)
Advances	—	—	—	—	—	—
New restructured	4,692	—	634	609	—	5,935
Class transfers	—	—	—	—	—	—
Transfers to nonaccrual	(976)	—	—	(504)	—	(1,480)

Ending balance	$4,537	$—	$—	$105	$—	$4,642

Insider Loans

The Bank, in the ordinary course of business, grants loans to the Corporation’s executive officers and directors, including their families and firms in which they are principal owners. Activity in such loans is summarized below (dollars in thousands):

	2011	2010

Loans outstanding, January 1	$9,532	$8,552
New loans	933	5,243
Net activity on revolving lines of credit	69	2,065
Repayment	(1,707)	(6,328)

Loans outstanding, December 31	$8,827	$9,532

There were no loans to related-parties classified substandard as of December 31, 2011 and 2010. In addition to the outstanding balances above, there were unfunded commitments of $.318 million to related parties at December 31, 2011.

Premises and Equipment	12 Months Ended
Dec. 31, 2011
Premises and Equipment [Abstract]
PREMISES AND EQUIPMENT

NOTE 5 – PREMISES AND EQUIPMENT

Details of premises and equipment at December 31 are as follows (dollars in thousands):

	2011	2010

Land	$1,811	$1,811
Buildings and improvements	12,141	11,925
Furniture, fixtures, and equipment	4,933	4,770
Construction in progress	196	12

Total cost basis	19,081	18,518
Less - accumulated depreciation	9,454	8,858

Net book value	$9,627	$9,660

Depreciation of premises and equipment charged to operating expenses amounted to $1.067 million in 2011, $1.098 million in 2010, and $1.050 million in 2009.

Other Real Estate Held For Sale	12 Months Ended
Dec. 31, 2011
Other Real Estate Held For Sale [Abstract]
OTHER REAL ESTATE HELD FOR SALE

NOTE 6 – OTHER REAL ESTATE HELD FOR SALE

An analysis of other real estate held for sale for the years ended December 31 is as follows (dollars in thousands):

	2011	2010

Balance, January 1	$5,562	$5,804
Other real estate transferred from loans due to foreclosure	4,194	5,373
Other real estate sold	(5,457)	(2,862)
Writedowns of other real estate held for sale	(855)	(2,703)
Loss on other real estate held for sale	(282)	(50)

Balance, December 31	$3,162	$5,562

Deposits	12 Months Ended
Dec. 31, 2011
Deposits/ Regulatory Matters [Abstract]
DEPOSITS

NOTE 7 – DEPOSITS

The distribution of deposits at December 31 is as follows (dollars in thousands):

	2011	2010

Noninterest bearing	$51,273	$41,264
NOW, money market, checking	152,563	134,703
Savings	14,203	17,670
CDs <$100,000	130,685	96,977
CDs >$100,000	23,229	22,698
Brokered	32,836	73,467

Total deposits	$404,789	$386,779

Maturities of non-brokered time deposits outstanding at December 31, 2011 are as follows (dollars in thousands):

2012	$78,937
2013	49,132
2014	10,332
2015	13,227
2016	2,038
Thereafter	248

Total	$153,914

Maturities of brokered deposits outstanding at December 31, 2011 are as follows (dollars in thousands):

2012	$—
2013	—
2014	7,844
2015	10,540
2016	12,506
Thereafter	1,946

Total	$32,836

Mortgage Servicing Rights	12 Months Ended
Dec. 31, 2011
Mortgage Servicing Rights [Abstract]
MORTGAGE SERVICING RIGHTS

NOTE 8 – MORTGAGE SERVICING RIGHTS

Mortgage servicing rights (“MSRs”) are recorded when loans are sold in the secondary market with servicing retained. As of December 31, 2011, the Corporation had obligations to service approximately $50 million of residential first mortgage loans. The valuation is based upon the net present value of the projected revenues over the expected life of the loans being serviced, as reduced by estimated internal costs to service these loans. The fair value of the capitalized servicing rights approximates the carrying value. The key economic assumptions used in determining the fair value of the mortgage servicing rights include an annual constant prepayment speed of 15.90 and a discount rate of 7.50% for December 31, 2011.

The following summarizes mortgage servicing rights capitalized and amortized, along with the aggregate activity in related valuation allowances (dollars in thousands):

December 31, 2011

Balance at beginning of period	$—
Additions from loans sold with servicing retained	415
Changes in valuation	—
Loan payments and payoffs	(15)

Fair value of MSRs at end of period	$400

Borrowings	12 Months Ended
Dec. 31, 2011
Borrowings [Abstract]
BORROWINGS

NOTE 9 – BORROWINGS

Federal Home Loan Bank borrowings consist of the following at December 31 (dollars in thousands):

	2011	2010
Federal Home Loan Bank fixed rate advances at rates ranging from 1.30% to 2.45% maturing in 2013, 2014 and 2016	$35,000	$—
Federal Home Loan Bank fixed rate advances at rates ranging from .61% to 2.10 maturing in 2011 and 2014	—	15,000
Federal Home Loan Bank variable rate advances at rates ranging from .306% to .309% maturing in 2011	—	20,000
Farmers Home Administration, fixed-rate note payable, maturing August 24, 2024 interest payable at 1%	997	1,069

	$35,997	$36,069

The Federal Home Loan Bank borrowings are collateralized at December 31, 2011 by the following: a collateral agreement on the Corporation’s one to four family residential real estate loans with a book value of approximately $37.416 million; mortgage related and municipal securities with an amortized cost and estimated fair value of $19.793 million and $20.883 million, respectively; and Federal Home Loan Bank stock owned by the Bank totaling $3.060 million. Prepayment of the advances is subject to the provisions and conditions of the credit policy of the Federal Home Loan Bank of Indianapolis in effect as of December 31, 2011.

The U.S.D.A. Rural Development borrowing is collateralized by loans totaling $.160 million originated and held by the Corporation’s wholly owned subsidiary, First Rural Relending and an assignment of a demand deposit account in the amount of $.935 million, and guaranteed by the Corporation.

Maturities and principal payments of borrowings outstanding at December 31, 2011 are as follows (dollars in thousands):

2012	$72
2013	10,073
2014	10,074
2015	74
2016	15,075
Thereafter	629

Total	$35,997

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
INCOME TAXES

NOTE 10 – INCOME TAXES

The components of the federal income tax provision (credit) for the years ended December 31 are as follows (dollars in thousands):

	2011	2010	2009
Current tax expense (benefit)	$314	$—	$—
Change in valuation allowance	—	(2,136)	—
Deferred tax expense (benefit)	784	(1,364)	1,120

Total provision (credit) for income taxes	$1,098	$(3,500)	$1,120

A summary of the source of differences between income taxes at the federal statutory rate and the provision (credit) for income taxes for the years ended December 31 is as follows (dollars in thousands):

	2011	2010	2009
Tax expense at statutory rate	$1,127	$(1,332)	$1,202
Increase (decrease) in taxes resulting from:
Tax-exempt interest	(59)	(73)	(106)
Change in valuation allowance	—	(2,136)	—
Other	30	41	24

Provision for (benefit of) income taxes, as reported	$1,098	$(3,500)	$1,120

Deferred income taxes are provided for the temporary differences between the financial reporting and tax bases of the Corporation’s assets and liabilities. The major components of net deferred tax assets at December 31 are as follows (dollars in thousands):

	2011	2010
Deferred tax assets:
NOL carryforward	$9,073	$9,342
Allowance for loan losses	1,785	2,248
Alternative Minimum Tax Credit	1,463	1,463
OREO Tax basis > book basis	1,050	1,081
Tax credit carryovers	672	672
Deferred compensation	217	247
Stock option compensation	172	204
Depreciation	225	118
Intangible assets	77	95
Other	110	11

Total deferred tax assets	14,844	15,481

Valuation allowance	$(6,010)	$(6,010)

Deferred tax liabilities:
FHLB stock dividend	(103)	(128)
Unrealized gain on securities	(168)	(315)
Mortgage servicing rights	(136)	—

Total deferred tax liabilities	(407)	(443)

Net deferred tax asset	$8,427	$9,028

A valuation allowance is provided against deferred tax assets when it is more likely than not that some or all of the deferred tax asset will not be realized. The Corporation, as of December 31, 2011 had a net operating loss and tax credit carryforwards for tax purposes of approximately $26.7 million, and $2.1 million, respectively. The Corporation will continue to evaluate the future benefits from these carryforwards and at such time as it becomes “more likely than not” that they would be utilized prior to expiration will recognize the additional benefits as an adjustment to the valuation allowance. The net operating loss carryforwards expire twenty years from the date they originated. These carryforwards, if not utilized, will begin to expire in the year 2023. A portion of the NOL, approximately $15.6 million, and all of the credit carryforwards are subject to the limitations for utilization as set forth in Section 382 of the Internal Revenue Code. The annual limitation is $1.400 million for the NOL and the equivalent value of tax credits, which is approximately $.477 million. These limitations for use were established in conjunction with the recapitalization of the Corporation in December 2004.

Operating Leases	12 Months Ended
Dec. 31, 2011
Operating Leases [Abstract]
OPERATING LEASES

NOTE 11 – OPERATING LEASES

The Corporation currently maintains three operating leases for branch office locations. The first operating lease, for our location in Birmingham, was originated in September 2005 and had an original term of 66 months with an option to renew for an additional five year period. The original term of this was extended during 2011 for an additional three year term.

The second operating lease, for our location in Escanaba, was executed in December 2008, the terms of which began in April 2009. The original term of this lease is three years and will automatically renew and extend for four additional consecutive terms of two years each, but either party may elect to terminate by providing notice of such election to the other party at least 120 days prior to the end of the then-current term. The additional terms call for a lease adjustment based on the Consumer Price Index at time of renewal. The Corporation signed an extension on this lease through September 2012. The Corporation is currently in the process of building a new banking facility in Escanaba to replace its current leased location.

The third operating lease, for a second location in Manistique, was executed in April 2010, the terms of which began at that time. The original term of this lease is three years and will automatically renew and extend for four additional consecutive terms of two years each.

Future minimum payments, by year and in the aggregate, under the initial terms of the operating lease agreements, consist of the following (dollars in thousands):

2012	$228
2013	190
2014	47

Total	$465

Rent expense for all operating leases amounted to $260,000 in 2011, $270,000 in 2010, and $207,000 in 2009.

Retirement Plan	12 Months Ended
Dec. 31, 2011
Retirement Plan [Abstract]
RETIREMENT PLAN

NOTE 12 – RETIREMENT PLAN

The Corporation has established a 401(k) profit sharing plan. Employees who have completed three months of service and attained the age of 18 are eligible to participate in the plan. Eligible employees can elect to have a portion, not to exceed 80%, of their annual compensation paid into the plan. In addition, the Corporation may make discretionary contributions into the plan. Retirement plan contributions charged to operations totaled $125,000, $110,000, and $120,000 in 2011, 2010, and 2009, respectively.

Deferred Compensation Plan	12 Months Ended
Dec. 31, 2011
Deferred Compensation Plan [Abstract]
DEFERRED COMPENSATION PLAN

NOTE 13 – DEFERRED COMPENSATION PLAN

Prior to the recapitalization in 2004, as an incentive to retain key members of management and directors, the Corporation established a deferred compensation plan, with benefits based on the number of years the individuals have served the Corporation. This plan was discontinued and no longer applies to current officers and directors. A liability was recorded on a present value basis and discounted using the rates in effect at the time the deferred compensation agreement was entered into. The liability may change depending upon changes in long-term interest rates. The liability at December 31, 2011 and 2010, for vested benefits under this plan, was $.638 million and $.725 million, respectively. These benefits were originally contracted to be paid over a ten to fifteen-year period. The final payment is scheduled to occur in 2023. The deferred compensation plan is unfunded; however, the Bank maintains life insurance policies on the majority of the plan participants. The cash surrender value of the policies was $1.626 million and $1.559 million at December 31, 2011 and 2010, respectively. Deferred compensation expense for the plan was $35,000, $43,000, and $72,000 for 2011, 2010, and 2009, respectively.

Regulatory Matters	12 Months Ended
Dec. 31, 2011
Deposits/ Regulatory Matters [Abstract]
REGULATORY MATTERS

NOTE 14 – REGULATORY MATTERS

The Corporation is subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory—and possibly additional discretionary—actions by regulators that, if undertaken, could have a direct material effect on the Corporation’s consolidated financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Corporation must meet specific capital guidelines that involve quantitative measures of the Corporation’s assets, liabilities, and certain off-balance-sheet items as calculated under regulatory accounting practices. The Corporation’s capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Corporation to maintain minimum amounts and ratios (set forth in the table below) of total and Tier 1 capital to risk-weighted assets and of Tier 1 capital to average assets. Management has determined that, as of December 31, 2011, the Corporation is well capitalized.

To be categorized as well capitalized, the Bank must maintain minimum total risk-based, Tier 1 risk-based, and Tier 1 leverage ratios as set forth in the table. In addition, federal banking regulators have established capital classifications beyond the minimum requirements in order to risk-rate deposit insurance premiums and to provide trigger points for prompt corrective action.

The Corporation’s and the Bank’s actual and required capital amounts and ratios as of December 31 are as follows (dollars in thousands):

	Actual			Adequacy Purposes				Action Provisions
	Amount	Ratio		Amount	Ratio			Amount	Ratio
2011

Total capital to risk weighted assets:
Consolidated	$56,304	12.9	% ³	$33,314	³	8.0%		N/A	N/A
mBank	$49,551	11.9	% ³	$33,309	³	8.0	% ³	$41,637	10.0%

Tier 1 capital to risk weighted assets:
Consolidated	$48,398	11.6	% ³	$16,657	³	4.0%		N/A	N/A
mBank	$44,346	10.7	% ³	$16,655	³	4.0	% ³	$20,818	6.0%

Tier 1 capital to average assets:
Consolidated	$44,398	10.1	% ³	$19,205	³	4.0%		N/A	N/A
mBank	$44,364	9.2	% ³	$19,196	³	4.0	% ³	$23,995	5.0%

2010

Total capital to risk weighted assets:
Consolidated	$49,132	12.6	% ³	$31,157	³	8.0%		N/A	N/A
mBank	$43,477	11.2	% ³	$31,118	³	8.0	% ³	$38,897	10.0%

Tier 1 capital to risk weighted assets:
Consolidated	$44,242	11.4	% ³	$15,579	³	4.0%		N/A	N/A
mBank	$38,594	9.9	% ³	$15,559	³	4.0	% ³	$23,338	6.0%

Tier 1 capital to average assets:
Consolidated	$44,242	9.3	% ³	$19,130	³	4.0%		N/A	N/A
mBank	$38,594	8.1	% ³	$19,092	³	4.0	% ³	$23,865	5.0%

At December 31, 2011, the Bank was not authorized to pay dividends to the Corporation without prior regulatory approval because of a negative retained earnings balance due to cumulative losses.

Stock Option Plans	12 Months Ended
Dec. 31, 2011
Stock Option Plans [Abstract]
STOCK OPTION PLANS

NOTE 15 – STOCK OPTION PLANS

The Corporation sponsors three stock option plans. All historical information presented below has been adjusted to reflect the 1 for 20 reverse stock split which occurred on December 16, 2004. One plan was approved during 2000 and applies to officers, employees, and non-employee directors. A total of 25,000 shares were made available for grant under this plan. This plan was amended as a part of the recapitalization to provide for additional authorized shares equal to 12.50% of all outstanding shares subsequent to the recapitalization, which amounted to 428,587 shares. This plan expired on February 15, 2010. The other two plans, one for officers and employees and the other for non-employee directors, were approved in 1997 and expired in 2007. A total of 30,000 shares were made available for grant under these plans. Options under all of the plans were granted at the discretion of a committee of the Corporation’s Board of Directors. Options to purchase shares of the Corporation’s stock were granted at a price equal to the market price of the stock at the date of grant. The committee determined the vesting of the options when they were granted as established under the plan.

A summary of stock option transactions for the years ended December 31 is as follows:

	2011	2010
Outstanding shares at beginning of year	394,072	411,057
Granted during the year	—	—
Exercised during the year	—	—
Expired / forfeited during the year	(1,920)	(16,985)

Outstanding shares at end of year	392,152	394,072

Exercisable shares at end of year	148,861	150,781

Weighted average exercise price per share at end of year	$10.27	$10.98

Shares available for grant at end of year	$—	$—

There were no options granted in 2011 and in 2010.

Following is a summary of the options outstanding and exercisable at December 31, 2011:

Exercise	Number of Shares			Weighted Average Remaining Contractual
Price	Outstanding	Exercisable	Unvested Options	Life-Years
$9.16	5,000	2,000	3,000	4.96
$9.75	257,152	120,861	136,291	3.96
$10.65	50,000	10,000	40,000	5.96
$11.50	40,000	8,000	32,000	4.75
$12.00	40,000	8,000	32,000	4.46

	392,152	148,861	243,291	3.35

Options issued since the Corporation’s recapitalization in December of 2004 call for 20% immediate vesting upon issue and subsequent vesting to occur over a two to five year period, based upon the market value appreciation of the underlying Corporation’s stock. Compensation related to these options was expensed based upon the vesting period without consideration given to market value appreciation. There are no future compensation expenses related to existing option programs.

Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2011
Other Comprehensive Income (Loss)/ Shareholders' Equity [Abstract]
OTHER COMPREHENSIVE INCOME (LOSS)

NOTE 16 – OTHER COMPREHENSIVE INCOME (LOSS)

Other comprehensive income (loss) components and related taxes for the years ended December 31 are as follows (dollars in thousands):

	2011	2010	2009

Unrealized holding gains (losses) on available for sale securities	$(435)	$(513)	$2,451
Less reclassification adjustments for gains (losses)later recognized in income	(1)	215	1,471

Net unrealized gains (losses)	(434)	(728)	980
Tax effect	(147)	(247)	332

Other comprehensive income (loss)	$(287)	$(481)	$648

Shareholders' Equity	12 Months Ended
Dec. 31, 2011
Other Comprehensive Income (Loss)/ Shareholders' Equity [Abstract]
SHAREHOLDERS' EQUITY

NOTE 17 – SHAREHOLDERS’ EQUITY

Participation in the TARP Capital Purchase Program

On April 24, 2009, the Corporation entered into and closed a Letter Agreement, including the Securities Purchase Agreement-Standard Terms (collectively, the “Securities Purchase Agreement”), related to the CPP. Pursuant to the Securities Purchase Agreement, the Corporation issued and sold to the Treasury (i) 11,000 shares of the Corporation’s Series A Preferred Shares, and (ii) a 10-year Warrant to purchase 379,310 shares of the Corporation’s Common Shares, at an exercise price of $4.35 per share (subject to certain anti-dilution and other adjustments), for aggregate proceeds of $11.000 million in cash.

As a result of the CPP transaction, the Corporation is required to take certain actions, for so long as the Treasury holds any securities acquired from the Corporation pursuant to the CPP (excluding any period in which the Treasury holds only the Warrant to purchase Common Shares of the Corporation) (the “CPP Period”), to ensure that its executive compensation and benefit plans with respect to Senior Executive Officers (as defined in the relevant agreements) comply with Section 111(b) of Emergency Economic Stabilization Act of 2008 (“EESA”), as implemented by any guidance or regulations issued under Section 111(b) of EESA, and not adopt any benefit plans with respect to, or which cover, the Corporation’s Senior Executive Officers that do not comply with EESA, as amended by the American Recovery and Reinvestment Act of 2009 (the “ARRA”), which was passed by Congress and signed by the President on February 17, 2009. The applicable executive compensation standards generally remain in effect during the CPP Period and apply to the Corporation’s Senior Executive Officers (which for purposes of the ARRA and the CPP agreements, includes the Corporation’s Chief Executive Officer, its Chief Financial Officer, and the next three most highly-compensated executive officers, even though the Corporation’s senior executive officers consist of a smaller group of executives for purposes of the other compensation disclosures in this proxy statement).

Amounts recorded for Preferred Stock and Warrant Common Stock were estimated based on an allocation of the total proceeds from the issuance on the relative fair values of both instruments. Fair value of the Preferred Stock was determined based on assumptions regarding the discount rate (market rate) on the Preferred Stock (estimated 12%). Fair value of the Warrant Common Stock is based on the value of the underlying Preferred Stock based on an estimate for a three year term. The allocation of the proceeds received resulted in the recording of a discount on the Preferred Stock and a premium on the Warrant Common Stock. The discount on the preferred will be accreted on an effective yield basis over a three-year term. The allocated carrying value of the Preferred Stock and Warrant Common Stock on the date of issuance (based on their relative fair values) was $10.382 million and $.618 million, respectively. Cumulative dividends on the Preferred Stock are payable at 5% annum for the first five years and at a rate of 9% per annum thereafter on the liquidation preference of $1,000 per share. The Company is prohibited from paying any dividend with respect to shares of common stock unless all accrued and unpaid dividends are paid in full on the Preferred Stock for all past dividend periods. The Preferred Stock is non-voting, other than class voting rights on matters that could adversely affect the Preferred Stock. The Preferred Stock may be redeemed at any time with regulatory approval. The Treasury may also transfer the Preferred Stock to a third party at any time. The preferred stock qualifies as Tier 1 Capital for regulatory purposes at the holding company.

The Corporation has the right to redeem the Series A Preferred Shares at any time after consulting with its primary regulator, in which case the executive compensation standards would no longer apply to the Corporation.

Commitments, Contingencies, and Credit Risk	12 Months Ended
Dec. 31, 2011
Commitments, Contingencies, and Credit Risk [Abstract]
COMMITMENTS, CONTINGENCIES, AND CREDIT RISK

NOTE 18 - COMMITMENTS, CONTINGENCIES, AND CREDIT RISK

Financial Instruments with Off-Balance-Sheet Risk

The Corporation is a party to financial instruments with off-balance-sheet risk in the normal course of business to meet the financing needs of its customers. These financial instruments include commitments to extend credit and standby letters of credit. Those instruments involve, to varying degrees, elements of credit risk in excess of the amount recognized in the consolidated balance sheets.

The Corporation’s exposure to credit loss, in the event of nonperformance by the other party to the financial instrument for commitments to extend credit and standby letters of credit, is represented by the contractual amount of those instruments. The Corporation uses the same credit policies in making commitments and conditional obligations as it does for on-balance-sheet instruments. These commitments at December 31 are as follows (dollars in thousands):

	2011	2010
Commitments to extend credit:
Variable rate	$28,495	$18,092
Fixed rate	15,453	13,034
Standby letters of credit - Variable rate	3,523	2,192
Credit card commitments - Fixed rate	3,019	2,737

	$50,490	$36,055

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. Since many of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements. The Corporation evaluates each customer’s creditworthiness on a case-by-case basis. The amount of collateral obtained, if deemed necessary by the Corporation upon extension of credit, is based on management’s credit evaluation of the party. Collateral held varies, but may include accounts receivable, inventory, property, plant and equipment, and income-producing commercial properties.

Standby letters of credit are conditional commitments issued by the Corporation to guarantee the performance of a customer to a third party. Those guarantees are primarily issued to support public and private borrowing arrangements. The credit risk involved in issuing letters of credit is essentially the same as that involved in extending loan facilities to customers. The commitments are structured to allow for 100% collateralization on all standby letters of credit.

Credit card commitments are commitments on credit cards issued by the Corporation’s subsidiary and serviced by other companies. These commitments are unsecured.

Legal Proceedings and Contingencies

At December 31, 2011, there were no pending material legal proceedings to which the Corporation is a party or to which any of its property was subject, except for proceedings which arise in the ordinary course of business. In the opinion of management, pending legal proceedings will not have a material effect on the consolidated financial position or results of operations of the Corporation.

Concentration of Credit Risk

The Bank grants commercial, residential, agricultural, and consumer loans throughout Michigan. The Bank’s most prominent concentration in the loan portfolio relates to commercial real estate loans to operators of nonresidential buildings. This concentration at December 31, 2011 represents $75.391 million, or 24.22%, compared to $58.114 million, or 19.56%, of the commercial loan portfolio on December 31, 2010. The remainder of the commercial loan portfolio is diversified in such categories as hospitality and tourism, real estate agents and managers, new car dealers, gaming, petroleum, forestry, agriculture, and construction. Due to the diversity of the Bank’s locations, the ability of debtors of residential and consumer loans to honor their obligations is not tied to any particular economic sector.

Fair Value	12 Months Ended
Dec. 31, 2011
Fair Value [Abstract]
FAIR VALUE

NOTE 19 - FAIR VALUE

Fair value estimates, methods, and assumptions are set forth below for the Corporation’s financial instruments:

Cash, cash equivalents, and interest-bearing deposits - The carrying values approximate the fair values for these assets.

Securities - Fair values are based on quoted market prices where available. If a quoted market price is not available, fair value is estimated using quoted market prices for similar securities and other inputs such as interest rates and yield curves that are observable at commonly quoted intervals.

Federal Home Loan Bank stock - Federal Home Loan Bank stock is carried at cost, which is its redeemable value and approximates its fair value, since the market for this stock is limited.

Loans - Fair values are estimated for portfolios of loans with similar financial characteristics. Loans are segregated by type such as commercial, residential mortgage, and other consumer. The fair value of loans is calculated by discounting scheduled cash flows using discount rates reflecting the credit and interest rate risk inherent in the loan.

The methodology in determining fair value of nonaccrual loans is to average them into the blended interest rate at 0% interest. This has the effect of decreasing the carrying amount below the risk-free rate amount and, therefore, discounts the estimated fair value.

Impaired loans are measured at the estimated fair value of the expected future cash flows at the loan’s effective interest rate or the fair value of the collateral for loans which are collateral dependent. Therefore, the carrying values of impaired loans approximate the estimated fair values for these assets.

Deposits - The fair value of deposits with no stated maturity, such as noninterest-bearing demand deposits and savings, is equal to the amount payable on demand at the reporting date. The fair value of time deposits is based on the discounted value of contractual cash flows applying interest rates currently being offered on similar time deposits.

Borrowings - Rates currently available for debt with similar terms and remaining maturities are used to estimate the fair value of existing debt. The fair value of borrowed funds due on demand is the amount payable at the reporting date.

Accrued interest - The carrying amount of accrued interest approximates fair value.

Off-balance-sheet instruments - The fair value of commitments is estimated using the fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements, the current interest rates, and the present creditworthiness of the counterparties. Since the differences in the current fees and those reflected to the off-balance-sheet instruments at year-end are immaterial, no amounts for fair value are presented.

The following table presents information for financial instruments at December 31 (dollars in thousands):

	Fair Value Measurements
	2011		2010
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Financial assets:
Cash and cash equivalents	$34,070	$34,070	$34,719	$34,719
Interest-bearing deposits	10	10	713	713
Securities available for sale	38,727	38,727	33,860	33,860
Federal Home Loan Bank stock	3,060	3,060	3,423	3,423
Net loans	395,995	394,463	376,473	376,713
Accrued interest receivable	1,261	1,261	1,155	1,155

Total financial assets	$473,123	$471,591	$450,343	$450,583

Financial liabilities:
Deposits	$404,789	$404,821	$386,779	$387,885
Borrowings	35,997	35,634	36,069	36,234
Accrued interest payable	202	202	232	232

Total financial liabilities	$440,988	$440,657	$423,080	$424,351

Limitations - Fair value estimates are made at a specific point in time based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Corporation’s entire holdings of a particular financial instrument. Because no market exists for a significant portion of the Corporation’s financial instruments, fair value estimates are based on judgments regarding future expected loss experience, current economic conditions, risk characteristics of various financial instruments, and other factors. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimates. Fair value estimates are based on existing on-and off-balance-sheet financial instruments without attempting to estimate the value of anticipated future business and the value of assets and liabilities that are not considered financial instruments. Significant assets and liabilities that are not considered financial assets or liabilities include premises and equipment, other assets, and other liabilities. In addition, the tax ramifications related to the realization of the unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

The following is information about the Corporation’s assets and liabilities measured at fair value on a recurring basis at December 31, 2011 and the valuation techniques used by the Corporation to determine those fair values.

Level 1: In general, fair values determined by Level 1 inputs use quoted prices in active markets for identical assets or liabilities that the Corporation has the ability to access.

Level 2: Fair values determined by Level 2 inputs use other inputs that are observable, either directly or indirectly. These Level 2 inputs include quoted prices for similar assets and liabilities in active markets, and other inputs such as interest rates and yield curves that are observable at commonly quoted intervals.

Level 3: Level 3 inputs are unobservable inputs, including inputs available in situations where there is little, if any, market activity for the related asset or liability.

The fair value of all investment securities at December 31, 2011 and December 31, 2010 were based on level 2 inputs. There are no other assets or liabilities measured on a recurring basis at fair value. For additional information regarding investment securities, please refer to “Note 3 – Investment Securities.”

The Corporation had no Level 3 assets or liabilities on a recurring basis as of December 31, 2011 or December 31, 2010.

In instances where inputs used to measure fair value fall into different levels in the above fair value hierarchy, fair value measurements in their entirety are categorized based on the lowest level input that is significant to the valuation. The Corporation’s assessment of the significance of particular inputs to these fair value measurements requires judgment and considers factors specific to each asset or liability.

The Corporation also has assets that under certain conditions are subject to measurement at fair value on a non-recurring basis. These assets include loans and other real estate held for sale. The Corporation has estimated the fair values of these assets using Level 3 inputs, specifically discounted cash flow projections.

Assets Measured at Fair Value on a Nonrecurring Basis at December 31, 2011

(dollars in thousands)	Balance at December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Losses for Year Ended December 31, 2011
Assets

Impaired loans	$7,993	$—	$—	$7,993	$3,200
Other real estate held for sale	3,162	—	—	3,162	1,137

					$4,337

Assets Measured at Fair Value on a Nonrecurring Basis at December 31, 2010

(dollars in thousands)	Balance at December 31, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Losses for Year Ended December 31, 2010
Assets

Impaired Loans	$10,563	$—	$—	$10,563	$1,666
Other real estate held for sale	5,562	—	—	5,562	2,753

					$4,419

The Corporation had no investments subject to fair value measurement on a nonrecurring basis.

Impaired loans categorized as Level 3 assets consist of non-homogeneous loans that are considered impaired. The Corporation estimates the fair value of the loans based on the present value of expected future cash flows using management’s best estimate of key assumptions. These assumptions include future payment ability, timing of payment streams, and estimated realizable values of available collateral (typically based on outside appraisals).

Parent Company Only Financial Statements	12 Months Ended
Dec. 31, 2011
Parent Company Only Financial Statements [Abstract]
PARENT COMPANY ONLY FINANCIAL STATEMENTS

NOTE 20 - PARENT COMPANY ONLY FINANCIAL STATEMENTS

BALANCE SHEETS

December 31, 2011 and 2010

(Dollars in Thousands)

	2011	2010

ASSETS

Cash and cash equivalents	$4,301	$5,353
Investment in subsidiaries	51,381	49,016
Other assets	245	275

TOTAL ASSETS	$55,927	$54,644

LIABILITIES AND SHAREHOLDERS’ EQUITY

Other liabilities	$664	$762
Shareholders’ equity:
Preferred stock - no par value:
Authorized 500,000 shares, 11,000 shares issued and outstanding	10,921	10,706
Common stock and additional paid in capital - no par value
Authorized 18,000,000 shares
Issued and outstanding - 3,419,736	43,525	43,525
Accumulated earnings (deficit)	492	(961)
Accumulated other comprehensive income	325	612

Total shareholders’ equity	55,263	53,882

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$55,927	$54,644

STATEMENTS OF OPERATIONS

Years Ended December 31, 2011, 2010, and 2009

(Dollars in Thousands)

	2011	2010	2009
INCOME:
Interest income	$3	$11	$8

Total income	3	11	8

EXPENSES:
Salaries and benefits	180	218	250
Professional service fees	245	136	196
Other	223	147	227

Total expenses	648	501	673

Income (loss) before income taxes and equity in undistributed net income (loss) of subsidiaries	(645)	(490)	(665)

Provision for (benefit of) income taxes	(211)	—	(226)

(Loss) before equity in undistributed net income (loss) of subsidiaries	(434)	(490)	(439)

Equity in undistributed net income of subsidiaries	2,652	72	2,855

Net income (loss)	2,218	(418)	2,416

Preferred dividend and accretion of discount	766	742	509

NET INCOME (LOSS) AVAILABLE TO COMMON SHAREHOLDERS	$1,452	$(1,160)	$1,907

STATEMENTS OF CASH FLOWS

Years Ended December 31, 2011, 2010, and 2009

(Dollars in Thousands)

	2011	2010	2009
Cash Flows from Operating Activities:
Net income (loss)	$2,218	$(418)	$2,416
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed net (income) loss of subsidiaries	(2,652)	(72)	(2,855)
Increase in capital from stock option compensation	—	32	60
Change in other assets	29	31	(348)
Change in other liabilities	(97)	(149)	32

Net cash (used in) operating activities	(502)	(576)	(695)

Cash Flows from Financing Activities:
Proceeds from issuance of Series A Preferred Stock and common stock warrants	—	—	11,000
Dividend on preferred stock	(551)	(550)	(307)
Payments from subsidiaries	—	—	69
Investments in subsidiaries	—	(1,000)	(3,000)

Net cash (used in) provided by financing activities	(551)	(1,550)	7,762

Net increase (decrease) in cash and cash equivalents	(1,053)	(2,126)	7,067
Cash and cash equivalents at beginning of period	5,354	7,480	413

Cash and cash equivalents at end of period	$4,301	$5,354	$7,480

SELECTED FINANCIAL DATA

(Unaudited)

(Dollars in Thousands, Except Per Share Data)

	Years Ended December 31
	2011	2010	2009	2008	2007
SELECTED FINANCIAL CONDITION DATA:
Total assets	$498,311	$478,696	$515,377	$451,431	$408,880
Loans	401,246	383,086	384,310	370,280	355,079
Securities	38,727	33,860	46,513	47,490	21,597
Deposits	404,789	386,779	421,389	371,097	320,827
Borrowings	35,997	36,069	36,140	36,210	45,949
Common shareholders’ equity	44,342	43,176	44,785	41,552	39,321
Total shareholders’ equity	55,263	53,882	55,299	41,552	39,321

SELECTED OPERATIONS DATA:
Interest income	$23,072	$22,840	$23,708	$24,562	$28,695
Interest expense	5,143	6,455	7,421	11,698	(15,278)

Net interest income	17,929	16,385	16,287	12,864	13,417
Provision for loan losses	2,300	6,500	3,700	2,300	400
Net security gains (losses)	(1)	215	1,471	64	(1)
Other income	3,657	2,580	3,280	4,589	2,007
Other expenses	(15,969)	(16,598)	(13,802)	(12,558)	(12,100)

Income (loss) before income taxes	3,316	(3,918)	3,536	2,659	2,923
Provision (credit) for income taxes	1,098	(3,500)	1,120	787	(7,240)

Net income (loss)	2,218	(418)	2,416	1,872	10,163
Preferred dividend and accretion of discount	766	742	509	—	—

Net income available to common shareholders	$1,452	$(1,160)	$1,907	$1,872	$10,163

PER SHARE DATA:
Earnings (loss) - Basic	$.42	$(.34)	$.56	$.55	$2.96
Earnings (loss) - Diluted	.41	(.34)	.56	.55	2.96
Cash dividends declared	—	—	—	—	—
Book value	12.97	12.63	13.10	12.15	11.47
Market value - closing price at year end	5.42	4.58	4.64	4.40	8.98

FINANCIAL RATIOS:
Return on average common equity	3.30%	(2.64)%	4.42%	4.61%	31.05%
Return on average total equity	2.66	(2.06)	3.77	4.61	31.05
Return on average assets	.30	(.23)	.39	.44	2.59
Dividend payout ratio	N/A	N/A	N/A	N/A	N/A
Average equity to average assets	11.15	11.17	10.24	9.55	8.34
Efficiency ratio	69.56	72.57	72.24	85.51	79.46
Net interest margin	4.06	3.66	3.59	3.23	3.60

SUMMARY QUARTERLY FINANCIAL INFORMATION

(Unaudited)

(Dollars in Thousands, Except per Share Data)

	FOR THE QUARTER ENDED				FOR THE QUARTER ENDED
	2011				2010
	12/31	9/30	6/30	3/31	12/31	9/30	6/30	3/31
BALANCE SHEET

Total loans	$401,246	$391,903	$394,812	$374,609	$383,086	$382,727	$384,839	$377,311
Allowance for loan losses	(5,251)	(5,838)	(6,155)	(6,184)	(6,613)	(5,437)	(6,371)	(4,737)
Total loans, net	395,995	386,065	388,657	368,425	376,473	377,290	378,468	372,574
Intangible assets	—	—	—	—	—	—	—	—
Total assets	498,311	498,598	492,373	492,790	478,696	499,006	500,774	502,427
Core deposits	348,724	346,843	329,958	315,638	290,614	287,055	271,026	236,227
Noncore deposits (1)	56,065	58,215	69,709	85,145	96,165	117,469	134,758	168,985
Total deposits	404,789	405,058	399,667	400,783	386,779	404,524	405,784	405,212
Total borrowings	35,997	35,997	36,069	36,069	36,069	36,069	36,140	36,140
Total shareholders’ equity	55,263	55,479	54,784	54,097	53,882	55,987	56,231	58,722
Total shares outstanding	3,419,736	3,419,736	3,419,736	3,419,736	3,419,736	3,419,736	3,419,736	3,419,736

AVERAGE BALANCE SHEET

Total loans	$396,197	$397,665	$378,250	$380,066	$385,296	$385,268	$382,169	$384,640
Allowance for loan losses	(5,251)	(6,070)	(6,371)	(6,687)	(5,816)	(6,094)	(5,159)	(5,073)
Total loans, net	390,946	391,595	371,879	373,379	379,480	379,174	377,010	379,567
Intangible assets	—	—	—	—	—	—	—	—
Total assets	487,304	497,333	494,481	478,861	488,320	512,335	502,942	508,495
Core deposits	347,700	342,294	322,119	298,241	286,807	285,697	255,023	221,284
Noncore deposits (1)	43,241	61,663	82,430	88,502	106,459	131,150	150,426	192,613
Total deposits	390,941	403,957	404,549	386,743	393,266	416,847	405,449	413,897
Total borrowings	38,117	36,045	36,069	36,609	36,069	36,115	36,140	36,140
Total shareholders’ equity	55,219	54,998	54,138	53,870	55,015	56,668	57,889	55,109

ASSET QUALITY RATIOS

Nonperforming loans/total loans	1.99%	2.47%	2.39%	2.47%	2.76%	2.94%	2.87%	2.62%
Nonperforming assets/total assets	2.24	2.99	2.89	2.99	3.37	3.41	3.34	3.51
Allowance for loan losses/total loans	1.18	1.49	1.56	1.49	1.73	1.42	1.66	1.26
Allowance for loan losses/nonperforming loans	65.69	60.35	65.19	60.35	62.61	48.34	57.69	47.87
Net charge-offs/average loans	.48	.18	.17	.11	.16	.50	.31	.36
Texas Ratio (2)	18.43	24.28	23.38	24.28	26.66	27.68	26.71	27.76

CAPITAL ADEQUACY RATIOS

Tier 1 leverage ratio	10.08%	9.73%	9.50%	9.70%	9.25%	9.22%	9.38%	9.85%
Tier 1 capital to risk weighted assets	11.62	11.65	11.40	11.69	11.36	11.73	11.65	12.48
Total capital to risk weighted assets	12.87	12.97	12.66	12.94	12.62	12.98	12.91	13.69
Average equity/average assets	11.33	11.06	10.95	11.25	11.27	11.06	11.51	10.84
Tangible equity/tangible assets	11.33	11.06	10.95	11.25	11.27	11.06	11.51	10.84

(1)	Noncore deposits include brokered deposits and CDs greater than $100,000
(2)	Texas Ratio: Nonperforming Assets Divided by Total Equity plus Allowance for Loan Losses

SUMMARY QUARTERLY FINANCIAL INFORMATION

(Unaudited)

(Dollars in Thousands, Except per Share Data)

	FOR THE QUARTER ENDED 2011				FOR THE QUARTER ENDED 2010
	12/31	9/30	6/30	3/31	12/31	9/30	6/30	3/31

INCOME STATEMENT

Net interest income	$4,901	$4,709	$4,178	$4,141	$4,276	$4,064	$4,023	$4,022
Provision for loan losses	1,300	400	600	—	1,800	1,000	2,800	900
Net interest income after provision	3,601	4,309	3,578	4,141	2,476	3,064	1,223	3,122
Total noninterest income	725	1,006	1,348	577	747	648	593	807
Total noninterest expense	4,221	3,960	3,729	4,059	4,037	3,601	5,330	3,629
Income before taxes	105	1,355	1,197	659	(814)	111	(3,514)	300
Provision for income taxes	27	455	402	214	1,093	30	(1,212)	(3,411)

Net income	78	900	795	445	(1,907)	81	(2,302)	3,711
Preferred dividend and accretion of discount	192	193	192	189	185	185	186	185
Net income available to common shareholders	$(114)	$707	$603	$256	$(2,092)	$(104)	$(2,488)	$3,526

PER SHARE DATA

Earnings (loss) - basic	$(.03)	$.21	$.18	$.07	$(.61)	$(.03)	$(.73)	$1.03
Earnings (loss) - diluted	(.03)	.20	.17	.07	(.61)	(.03)	(.73)	1.03
Book value	12.97	13.05	12.86	12.67	12.63	13.26	13.34	14.08
Market value	5.42	5.46	6.00	6.02	4.58	5.10	6.50	4.72

PROFITABILITY RATIOS

Return on average assets	(.09)%	.56%	.49%	.22%	(1.70)%	(.08)%	(1.98)%	2.81%
Return on average common equity	(1.02)	6.35	5.58	2.35	(18.76)	(.91)	(21.28)	(30.77)
Return on average total equity	(.82)	5.10	4.47	1.93	(15.09)	(.73)	(17.24)	25.95
Net interest margin	4.38	4.14	3.79	3.92	3.88	3.69	3.56	3.51
Efficiency ratio	69.04	67.39	67.84	75.73	65.05	75.98	76.04	78.12
Average loans/average deposits	101.34	96.96	96.19	98.27	97.97	92.42	94.26	92.93

MARKET INFORMATION

(Unaudited)

The Corporation’s common stock is traded on the NASDAQ Capital Market under the symbol MFNC. The following table sets forth the range of high and low trading prices of the Corporation’s common stock from January 1, 2010 through December 31, 2011, as reported by NASDAQ.

	For the Quarter Ended
2011	March 31	June 30	September 30	December 31
High	$6.52	$6.20	$7.01	$5.94
Low	4.58	4.85	4.96	4.63
Close	6.02	6.00	5.46	5.42
Book value	12.67	12.86	13.05	12.97

2010
High	$5.20	$7.39	$6.95	$5.28
Low	4.09	4.51	4.74	3.95
Close	4.72	6.50	5.10	4.58
Book value	14.08	13.34	13.26	12.63

The Corporation had approximately 1,200 shareholders of record as of March 30, 2012.

The holders of the Corporation’s common stock are entitled to dividends when, and if declared by the Board of Directors of the Corporation, out of funds legally available for that purpose. In determining dividends, the Board of Directors considers the earnings, capital requirements and financial condition of the Corporation and its subsidiary bank, along with other relevant factors. The Corporation’s principal source of funds for cash dividends is the dividends paid by the Bank. The ability of the Corporation and the Bank to pay dividends is subject to regulatory restrictions and requirements. The Bank currently has a negative retained earnings position which precludes payment of dividends. The Bank, in order to pay dividends, would need to eliminate the negative retained earnings position and have regulatory approval. There were no dividends declared or paid in 2009, 2010 and 2011. There were no sales of unregistered securities in 2011, nor were there any repurchases of the Corporation’s common stock in 2011.